Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value
Summary of financial statement items measured at estimated fair value on a recurring basis

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$142,582	$—	$—	$142,582
Mortgage loans held for sale at fair value	—	527,071	3,933	531,004
Derivative assets:
Interest rate lock commitments	—	—	8,964	8,964
Forward purchase contracts	—	416	—	416
Forward sales contracts	—	18,762	—	18,762
MBS put options	—	665	—	665
MBS call options	—	91	—	91

Total derivative assets before netting	—	19,934	8,964	28,898
Netting(1)	—	—	—	(7,358)

Total derivative assets	—	19,934	8,964	21,540
Investment in PennyMac Mortgage Investment Trust	1,722	—	—	1,722
Mortgage servicing rights at fair value	—	—	224,913	224,913

	$144,304	$547,005	$237,810	$921,761

Liabilities:
Excess servicing spread financing at fair value to PennyMac Mortgage Investment Trust	$—	$—	$138,723	$138,723
Derivative liabilities:
Interest rate lock commitments	—	—	2,203	2,203
Forward purchase contracts	—	6,542	—	6,542
Forward sales contracts	—	504	—	504

Total derivative liabilities before netting	—	7,046	2,203	9,249
Netting(1)	—	—	—	(6,787)

Total derivative liabilities	—	7,046	2,203	2,462

	$—	$7,046	$140,926	$141,185

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$53,164	$—	$—	$53,164
Mortgage loans held for sale at fair value	—	448,384	—	448,384
Derivative assets:
Interest rate lock commitments	—	—	23,951	23,951
Forward purchase contracts	—	1,645	—	1,645
Forward sales contracts	—	1,818	—	1,818
MBS put options	—	967	—	967

Total derivative assets before netting	—	4,430	23,951	28,381
Netting(1)	—	—	—	(1,091)

Total derivative assets	—	4,430	23,951	27,290
Investment in PennyMac Mortgage Investment Trust	1,897	—	—	1,897
Mortgage servicing rights at fair value	—	—	19,798	19,798

	$55,061	$452,814	$43,749	$550,533

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$—	$—	$11	$11
Forward purchase contracts	—	389	—	389
Forward sales contracts	—	1,894	—	1,894

Total derivative liabilities before netting	—	2,283	11	2,294
Netting(1)	—	—	—	(1,785)

Net derivative liabilities	$—	$2,283	$11	$509

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the setoff of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

Summary of roll forward of items measured using Level 3 inputs on a recurring basis

	Year ended December 31, 2013
	Mortgage loans held for sale	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Assets:
Balance, December 31, 2012	$—	$23,940	$19,798	$43,738
Repurchases of mortgage loans subject to representations and warranties	5,529	—	—	5,529
Repayments	(1,364)	—	—	(1,364)
Interest rate lock commitments issued, net	—	101,179	—	101,179
MSRs resulting from purchases	—	—	195,871	195,871
MSRs resulting from loan sales	—	—	14,636	14,636
Sales	—	—	(550)	(550)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—			—
Other factors	(232)	(15,682)	(4,842)	(20,756)

	(232)	(15,682)	(4,842)	(20,756)

Transfers of interest rate lock commitments to mortgage loans held for sale	—	(102,676)	—	(102,676)

Balance, December 31, 2013	$3,933	$6,761	$224,913	$235,607

Changes in fair value recognized during the period relating to assets still held at December 31, 2013	$(390)	$6,761	$(4,842)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

Excess servicing spread financing
(in thousands)
Liability:
Balance, December 31, 2012	$—
Proceeds received from financing of excess servicing spread	139,028
Accrual of interest on excess servicing spread financing	1,348
Repayments	(4,076)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—
Other factors	2,423

2,423

Balance, December 31, 2013	$138,723

Changes in fair value recognized during the period relating to liability still held at December 31, 2013	$2,423

	Year ended December 31, 2012
	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Balance, December 31, 2011	$7,905	$25,698	$33,603
Interest rate lock commitments issued, net	167,066	—	167,066
MSRs resulting from loan sales	—	774	774
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk			—
Other factors	—	(6,674)	(6,674)

	—	(6,674)	(6,674)

Transfers of interest rate lock commitments to mortgage loans held for sale	(151,031)	—	(151,031)

Balance, December 31, 2012	$23,940	$19,798	$43,738

Changes in fair value recognized during the period relating to assets still held at December 31, 2012	$23,940	$(6,674)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Year ended December 31, 2011
	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Balance, December 31, 2010	$(13)	$31,957	$31,944
Interest rate lock commitments issued, net	18,436	—	18,436
MSRs resulting from purchases	—	1,352	1,352
MSRs resulting from loan sales	—	1,696	1,696
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk			—
Other factors	—	(9,307)	(9,307)

	—	(9,307)	(9,307)

Transfers of interest rate lock commitments to mortgage loans held for sale	(10,518)	—	(10,518)

Balance, December 31, 2011	$7,905	$25,698	$33,603

Changes in fair value recognized during the period relating to assets still held at December 31, 2011	$7,905	$(9,307)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

Mortgage loans sold under agreements to repurchase at fair value
(in thousands)
Liabilities:
Balance, December 31, 2010	$13,289
Changes in fair value included in income	—
Sales	57,908
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase	62,989
Repurchases	(134,186)

Balance, December 31, 2011	$—

Changes in fair value recognized during the year relating to liabilities still held at December 31, 2011	$—

Summary of net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value

	Year ended December 31,
	2013			2012			2011
	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Mortgage loans held for sale at fair value	$49,559	$—	$49,559	$171,236	$—	$171,236	$13,029	$—	$13,029
Mortgage servicing rights at fair value	—	(4,842)	(4,842)	—	(6,674)	(6,674)	—	(9,307)	(9,307)

	$49,559	$(4,842)	$44,717	$171,236	$(6,674)	$164,562	$13,029	$(9,307)	$3,722

Liabilities:
Mortgage loans sold under agreements to repurchase	$—	$—	$—	$—	$—	$—	$—	$—	$—
Excess servicing spread financing at fair value to PennyMac Mortgage Investment Trust	—	(2,423)	(2,423)	—	—	—	—	—	—

	$—	$(2,423)	$(2,423)	$—	$—	$—	$—	$—	$—

Schedule of fair value and related principal amounts due upon maturity of assets and liabilities accounted for under the fair value option

	December 31, 2013
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$524,665	$504,705	$19,960
90 days or more delinquent:
Not in foreclosure	5,567	5,479	88
In foreclosure	772	660	112

	$531,004	$510,844	$20,160

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 days or more delinquent:
Not in foreclosure	288	390	(102)
In foreclosure	207	233	(26)

	$448,384	$419,273	$29,111

Summary of financial statement items measured at estimated fair value on a nonrecurring basis

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$—	$—	$136,690	$136,690

	$—	$—	$136,690	$136,690

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$—	$—	$51,180	$51,180

	$—	$—	$51,180	$51,180

Summary of total gains (losses) on assets measured at estimated fair values on a nonrecurring basis

	December 31,
	2013	2012
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$(1,643)	$(2,908)

	$(1,643)	$(2,908)

Schedule of key inputs used in determining the fair value of ESS financing at the time of initial recognition

December 31,
	2013	2012
Key inputs	Range (Weighted average)
Pricing spread	2.8% - 14.4%	—
(5.4%)
Average life	0.9 - 8.0	—
(6.1)
Prepayment speed	7.7% - 48.6%	—
(9.7%)

IRLCs
Fair Value
Summary of roll forward of items measured using Level 3 inputs on a recurring basis

Excess servicing spread financing
(in thousands)
Liability:
Balance, December 31, 2012	$—
Proceeds received from financing of excess servicing spread	139,028
Accrual of interest on excess servicing spread financing	1,348
Repayments	(4,076)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—
Other factors	2,423

2,423

Balance, December 31, 2013	$138,723

Changes in fair value recognized during the period relating to liability still held at December 31, 2013	$2,423

Mortgage loans sold under agreements to repurchase at fair value
(in thousands)
Liabilities:
Balance, December 31, 2010	$13,289
Changes in fair value included in income	—
Sales	57,908
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase	62,989
Repurchases	(134,186)

Balance, December 31, 2011	$—

Changes in fair value recognized during the year relating to liabilities still held at December 31, 2011	$—

Quantitative summary of key inputs or assumptions used in the valuation of financial statement items

	2013	2012
	December 31,
Key inputs	Range (Weighted average)
Pull-through rate	62.1% - 98.1%	61.6% - 98.1%
	(81.7%)	(79.1%)
MSR value expressed as:
Servicing fee multiple	2.0 - 5.0	3.2 - 4.2
	(3.7)	(4.0)
Percentage of UPB	0.4% - 2.4%	0.6% - 2.2%
	(0.9%)	(0.9%)

MSRs
Fair Value
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
December 31, 2013
Key inputs	Range (Weighted average)
Discount rate	7.8% - 13.4%
(8.9%)
Twelve-month projected housing price index change	4.5% - 4.7%
(4.6%)
Prepayment speed(1)	1.6% - 5.1%
(4.4%)
Total prepayment speed(2)	2.9% - 5.2%
(4.7%)
(1)
Prepayment speed is measured using Life Voluntary CPR.

(2)
Total prepayment speed is measured using Life Total CPR.

Quantitative summary of key inputs or assumptions used in the valuation of financial statement items

	Year ended December 31,
	2013		2012		2011
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost
	(Amount recognized and UPB of underlying loans in thousands)
Amount recognized	$14,636	$190,468	$774	$89,698	$1,696	$6,557
UPB of underlying loans	$1,055,797	$15,316,315	$17,615	$8,524,533	$415,954	$449,715
Weighted-average servicing fee rate (in basis points)	33	29	28	27	27	31
Pricing spread(1)	7.4% - 14.4%	5.4% - 15.9%	7.5% - 9.9%	7.5% - 11.9%	8.3% - 14.0%	9.3% - 12.6%
	(10.2%)	(8.5%)	(8.4%)	(9.8%)	(11.7%)	(9.7%)
Annual total prepayment speed(2)	7.8% - 25.5%	7.6% - 42.5%	7.8% - 20.1%	6.7% - 17.8%	6.3% - 8.9%	5.6% - 7.9%
	(9.2%)	(8.8%)	(9.7%)	(8.5%)	(8.2%)	(6.8%)
Life (in years)	2.5 - 7.3	1.5 - 7.5	3.6 - 7.0	2.8 - 7.0	6.5 - 8.1	5.2 - 8.0
	(6.9)	(6.7)	(6.7)	(6.7)	(7.0)	(7.3)
Per-loan annual cost of servicing	$68 - $120	$68 - $120	$68 - $100	$68 - $100	$64 - $98	$61 - $98
	($98)	($102)	($78)	($99)	($88)	($96)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Prepayment speed is measured using CPR.

Purchased MSRs Backed by Distressed Mortgage Loans
Fair Value
Quantitative summary of key inputs used in the valuation of the MSRs at period end and the effect on estimated fair value from adverse changes in those assumptions

	December 31,
	2013		2012
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost
	(Carrying value, UPB of underlying loans and effect on value amounts in thousands)
Carrying value	$10,129	—	$12,370	—
UPB of underlying loans	$969,794	—	$1,271,478	—
Weighted-average note rate	5.80%	—	6.01%	—
Weighted-average servicing fee rate (in basis points)	50	—	50	—
Discount rate	15.3% - 15.3%	—	15.3% - 15.3%	—
	(15.3%)	—	(15.3%)	—
Effect on fair value of adverse change of:
5%	$(251)	—	$(302)	—
10%	$(490)	—	$(590)	—
20%	$(937)	—	$(1,130)	—
Life (in years)	5.0 - 5.0	—	5.0 - 5.0	—
	(5.0)		(5.0)
Prepayment speed(1)	11.4% - 11.4%	—	10.7% - 10.7%	—
	(11.4%)	—	(10.7%)	—
Effect on fair value of adverse change of:
5%	$(231)	—	$(273)	—
10%	$(456)	—	$(529)	—
20%	$(898)	—	$(1,040)	—
Per-loan annual cost of servicing	$218 - $218	—	$270 - $270	—
	($218)	—	($270)	—
Effect on fair value of adverse change of:
5%	$(197)	—	$(290)	—
10%	$(393)	—	$(580)	—
20%	$(787)	—	$(1,159)	—
(1)
Prepayment speed is measured using Life Voluntary CPR.

All Other MSRs
Fair Value
Quantitative summary of key inputs used in the valuation of the MSRs at period end and the effect on estimated fair value from adverse changes in those assumptions

	December 31,
	2013		2012
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost
	(Carrying value, UPB of underlying loans and effect on value amounts in thousands)
Carrying value	$214,784	$258,751	$7,428	$89,177
UPB of underlying loans	$22,469,179	$22,499,847	$1,166,765	$8,730,686
Weighted-average note rate	4.48%	3.65%	5.22%	3.65%
Weighted-average servicing fee rate (in basis points)	32	29	26	28
Pricing spread(1)	2.9% - 18.0%	6.3% - 14.5%	7.5% - 19.5%	7.5% - 16.5%
	(7.5%)	(8.7%)	(10.6%)	(9.8%)
Effect on fair value of adverse change of:
5%	$(3,551)	$(5,312)	$(113)	$(1,814)
10%	$(6,900)	$(10,395)	$(222)	$(3,562)
20%	$(13,305)	$(20,039)	$(430)	$(6,870)
Average life (in years)	0.1 - 14.4	1.5 - 7.3	0.2 - 14.4	2.5 - 6.9
	(6.2)	(7.0)	(5.0)	(6.6)
Prepayment speed(2)	7.8% - 50.8%	7.6% - 42.5%	9.0% - 84.2%	8.7% - 28.3%
	(9.7%)	(8.0%)	(19.2%)	(9.2%)
Effect on fair value of adverse change of:
5%	$(4,622)	$(4,615)	$(238)	$(1,751)
10%	$(9,073)	$(9,097)	$(462)	$(3,446)
20%	$(17,500)	$(17,684)	$(877)	$(6,674)
Per-loan annual cost of servicing	$68 - $115	$68 - $100	$68 - $140	$68 - $140
	$(87)	$(99)	$(76)	$(99)
Effect on fair value of adverse change of:
5%	$(2,817)	$(2,609)	$(77)	$(963)
10%	$(5,633)	$(5,217)	$(153)	$(1,926)
20%	$(11,266)	$(10,434)	$(307)	$(3,852)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.